ABERDEEN FUNDS

Aberdeen International Real Estate Equity Fund (the “Fund”)

Supplement dated July 1, 2020 to the Fund’s Summary Prospectus, Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated February 28, 2020, as supplemented to date

Effective immediately, all references to Jon Stewart in the Prospectus and SAI are deleted.

Please retain this supplement for future reference.